COMMISSIONS AND FEES	12 Months Ended
Dec. 31, 2014
Fees and Commissions [Abstract]
COMMISSIONS AND FEES
COMMISSIONS AND FEES
The primary components of Commissions and fees revenue are investment banking fees, trading-related fees, credit card and bank card fees and fees related to treasury and securities services in ICG.
Investment banking fees are substantially composed of underwriting and advisory revenues and are recognized when Citigroup’s performance under the terms of a contractual arrangement is completed, which is typically at the closing of the transaction. Underwriting revenue is recorded in Commissions and fees, net of both reimbursable and non-reimbursable expenses, consistent with the AICPA Audit and Accounting Guide for Brokers and Dealers in Securities (codified in ASC 940-605-05-1). Expenses associated with advisory transactions are recorded in Other operating expenses, net of client reimbursements. Out-of-pocket expenses are deferred and recognized at the time the related revenue is recognized. In general, expenses incurred related to investment banking transactions that fail to close (are not consummated) are recorded gross in Other operating expenses.

Trading-related fees primarily include commissions and fees from the following: executing transactions for clients on exchanges and over-the-counter markets; sale of mutual funds, insurance and other annuity products; and assisting clients in clearing transactions, providing brokerage services and other such activities. Trading-related fees are recognized when earned in Commissions and fees. Gains or losses, if any, on these transactions are included in Principal transactions (see Note 6 to the Consolidated Financial Statements).
Credit card and bank card fees are primarily composed of interchange revenue and certain card fees, including annual fees, reduced by reward program costs and certain partner payments. Interchange revenue and fees are recognized when earned, including annual card fees that are deferred and amortized on a straight-line basis over a 12-month period. Reward costs are recognized when points are earned by the customers. The following table presents Commissions and fees revenue for the years ended December 31:

In millions of dollars	2014	2013	2012
Investment banking	$3,687	$3,315	$2,991
Trading-related	2,503	2,563	2,331
Credit cards and bank cards	2,227	2,472	2,775
Trade and securities services	1,871	1,847	1,733
Other consumer(1)	885	911	908
Checking-related	531	551	615
Corporate finance(2)	531	516	516
Loan servicing	380	500	313
Other	417	266	402
Total commissions and fees	$13,032	$12,941	$12,584

(1)	Primarily consists of fees for investment fund administration and management, third-party collections, commercial demand deposit accounts and certain credit card services.

(2)	Consists primarily of fees earned from structuring and underwriting loan syndications.